Document and Entity Information	Apr. 10, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2020
Entity Registrant Name	PRUDENTIAL FINANCIAL, INC.
Entity Central Index Key	0001137774
Entity Emerging Growth Company	false
Entity File Number	001-16707
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-3703799
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of Each Class	Common Stock, Par Value $.01
Trading Symbol	PRU
Name of each exchange on which registered	NYSE
5.75% Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Title of Each Class	5.75% Junior Subordinated Notes
Trading Symbol	PJH
Name of each exchange on which registered	NYSE
5.70% Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Title of Each Class	5.70% Junior Subordinated Notes
Trading Symbol	PRH
Name of each exchange on which registered	NYSE
5.625% Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Title of Each Class	5.625% Junior Subordinated Notes
Trading Symbol	PRS
Name of each exchange on which registered	NYSE